Expense Example - Global X Funds Member - Global X Magnificent Six ETF - Global X Magnificent Six ETF Class	Oct. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64